Interests in Structured Entities - Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities (Detail) - Unconsolidated structured entities [Member] - Investment SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	$ 4,929	$ 4,370
Company's maximum exposure to loss	4,962	4,420
Leveraged leases [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	3,575	3,273
Company's maximum exposure to loss	3,575	3,273
Timberland companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	788	736
Company's maximum exposure to loss	821	786
Real estate companies [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's investment	566	361
Company's maximum exposure to loss	$ 566	$ 361